Unaudited Interim Condensed Consolidated Statements of Comprehensive Income	6 Months Ended
	May 31, 2026 USD ($) $ / shares shares	May 31, 2026 HKD ($) $ / shares shares	May 31, 2025 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE	$ 1,978,284	$ 15,503,019	$ 8,202,158
Operating expenses
Direct cost of revenues	(989,850)	(7,757,055)	(2,240,057)
Selling expenses	(81,214)	(636,444)	(725,282)
General and administrative expenses	(713,283)	(5,589,710)	(6,200,416)
Total operating expenses	(1,784,347)	(13,983,209)	(9,165,755)
Income (loss) from operation	193,937	1,519,810	(963,597)
OTHER INCOME (EXPENSE)
Financial expense	(3,784)	(29,660)	(35,870)
Other income, net	163,558	1,281,739	953,573
Total other income, net	159,774	1,252,079	917,703
INCOME (LOSS) BEFORE INCOME TAXES	353,711	2,771,889	(45,894)
Income Tax Expense (benefit)	7,483	58,638	82,500
NET INCOME	361,194	2,830,527	36,606
Other comprehensive income (loss):
Foreign currency translation adjustment	3,241	25,411
Total comprehensive income (loss)	$ 364,437	$ 2,855,938	$ 36,606
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	1,646,290	1,646,290	628,253
Diluted (in Shares)	1,646,290	1,646,290	628,253
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.22	$ 1.72	$ 0.06
Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.22	$ 1.72	$ 0.06